Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			3 Months Ended												12 Months Ended
	Oct. 30, 2023	Oct. 25, 2021	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 21, 2018
Retained Earnings Adjustments [Line Items]
Dividend declared			$ 0.125	$ 0	$ 0	$ 0	$ 0	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.5		$ 0.5
Annual Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 2	$ 2
Quarterly Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.5	$ 0.5
American Depositary Shares [Member]
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares																1,627	556
ADSs repurchased during period, cost																$ 128,840	$ 50,011
Average purchase price per ADS																$ 79.18	$ 89.87
American Depositary Shares [Member] | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares																		$ 200,000